Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 190,368	¥ 186,177
Service cost	9,244	9,204	9,216
Interest cost	3,894	3,979	4,058
Actuarial (gain) loss	1,586	592
Transfer of liability from defined benefit pension plans of the NTT group	328	215
Other	7	151
Benefit payments	(9,363)	(9,950)
Projected benefit obligation, end of year	196,064	190,368	186,177
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,070	67,040
Actual return on plan assets	(1,407)	9,864
Employer contributions	5,053	2,680
Transfer of plan assets from defined benefit pension plans of the NTT group	77	49
Benefit payments	(2,980)	(2,563)
Fair value of plan assets, end of year	77,813	77,070	67,040
Funded status, Ending Balance	¥ (118,251)	¥ (113,298)